Other Assets - Non-Current Assets (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)
Other non-current assets
License fees, net	$ 2,073,674	$ 1,775,114
Customer financing receivables, net	74,898	88,354
Contract assets	0	69,691
Prepaid royalties	103,322	64,598
Prepaid income taxes	72,176	25,942
Other	103,883	85,265
Total other non-current assets	$ 2,427,953	2,108,964
Amortization period of license fee (in years)	9 years
Italian Scratch & Win
Other non-current assets
License fees, net	$ 1,145,998	$ 992,333
Amortization period of license fee (in years)		9 years
Italian Lotto
Other non-current assets
License fees, net	812,304	$ 677,564
Amortization period of license fee (in years)		9 years
New Jersey
Other non-current assets
License fees, net	100,730	$ 91,970
Amortization period of license fee (in years)		15 years 9 months
Indiana
Other non-current assets
License fees, net	$ 14,642	$ 13,247
Amortization period of license fee (in years)		15 years
Italian Scratch & Win extension
Other non-current assets
Amortization period of license fee (in years)	9 years	9 years
Upfront license fees, gross			$ 937,400	€ 800.0